Summary of Significant Accounting Policies - Additional Information (Details)		3 Months Ended		12 Months Ended
	Jul. 27, 2022 USD ($) shares	Mar. 31, 2023 USD ($) CUSTOMER SEGMENT vendor shares	Mar. 31, 2022 USD ($) vendor CUSTOMER	Dec. 31, 2022 USD ($) CUSTOMER SEGMENT vendor shares	Dec. 31, 2021 USD ($) CUSTOMER vendor shares
Product Information [Line Items]
Number of operating segment | SEGMENT		1		1
Number of reportable segment | SEGMENT		1		1
Impairment charge of long-lived assets		$ 0		$ 0	$ 0
Operating distribution to members of holdings and taxing authorities		$ 3,093,000	$ 2,735,000	$ 12,886,000	$ 11,402,000
Consecutive trading days	3 days
Percentage of tax savings		85.00%
Percentage of cash savings		15.00%
Maximum value of daily volume traded threshold percentage				0.00%
Common stock, shares issued | shares				69,808,711
Compensation expense		$ 0
Number of vendors | vendor		3	3	3	3
Number of customers accounted for 10% of total revenue | CUSTOMER		0	0	0	0
Number of customers accounted for 10% of accounts receivable | CUSTOMER		0		0	0
Deferred revenue, current		$ 2,078,000		$ 1,965,000	$ 1,705,000
Contract with customers liability non current		$ 1,018,000		926,000	802,000
Expected returns and refunds to customers				0	0
Sales commission				974,000	2,056,000
Incremental costs to fulfill contract with customers				1,098,000	1,738,000
Biote Method Customer
Product Information [Line Items]
Sales commission				124,000	317,000
Biote Method Customer | Service Revenue | Training
Product Information [Line Items]
Revenue remaining performance obligation				104,000	67,000
Biote Method Customer | Service Revenue | Contract Term Services
Product Information [Line Items]
Revenue remaining performance obligation				1,655,000	1,393,000
Deferred revenue, current				1,028,000	849,000
Contract with customers liability non current				627,000	544,000
Biote Method Customer | Product Revenue | Pallet Procedures
Product Information [Line Items]
Deferred revenue, current				833,000	789,000
Contract with customers liability non current				$ 299,000	$ 258,000
Maximum
Product Information [Line Items]
Capitalized software estimated useful lives				8 years
Minimum
Product Information [Line Items]
Capitalized software estimated useful lives				3 years
Class A Common Stock
Product Information [Line Items]
Common stock, shares issued | shares		20,102,402		11,242,887	0
Standby Equity Purchase Agreement
Product Information [Line Items]
Percentage of common stock purchase price	97.00%
Termination period of purchase agreement	36 months
Consecutive trading days	3 days
Mandatory minimum amount for individual advance	$ 0
Maximum value of daily volume traded threshold percentage	30.00%
Shares sold | shares				105,559
Proceeds from settlement of SEPA				$ 442,000
Standby Equity Purchase Agreement | Maximum
Product Information [Line Items]
Common stock, shares issued | shares	5,000,000
Standby Equity Purchase Agreement | Class A Common Stock
Product Information [Line Items]
Common stock, shares issued | shares	1,000,000
Standby Equity Purchase Agreement | Yorkville
Product Information [Line Items]
Common stock, shares issued | shares	25,000
ASU 2019-12
Product Information [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adoption Date		Jan. 01, 2022		Jan. 01, 2022
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]		true		true
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]		true		true
ASU 2016-13
Product Information [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adoption Date		Jan. 01, 2023
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]		true
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]		true
401(k) Plan
Product Information [Line Items]
Compensation expense				$ 915,000
Employer Safe Harbor non-elective contribution percentage		3.00%		3.00%
Employer Safe Harbor contribution amount		$ 224,000	$ 138,000		$ 335,000
Outstanding Debt and Available Line of Credit | Liabilities
Product Information [Line Items]
Concentration risk percentage		100.00%		100.00%
Inventory | Vendor Concentration | Assets
Product Information [Line Items]
Concentration risk percentage		83.00%	91.00%	87.00%	94.00%
Class A (Voting)
Product Information [Line Items]
Common units voting rights percentage		100.00%		100.00%